Income taxes	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Income taxes
25.	Income taxes
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows. In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the income (loss) before income taxes and income tax expenses of the Financial Services business are included in net income(loss) from discontinued operations. Accordingly, comparative periods have been re-presented to reflect this change.

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Income (loss) before income taxes:	1,095,086	1,343,198	1,422,374

Income tax expenses

Current	255,375	275,376	326,555

Deferred	(16,270)	(17,896)	40,553

Total income tax expense	239,105	257,480	367,108

For the fiscal year ended March 31, 2024, 2025 and 2026 the domestic components of the amount of income tax expenses were 120,758 million yen, 64,219 million yen and 171,666 million yen, respectively, and the foreign components of the amount of income tax expenses were 118,347 million yen, 193,261 million yen and 195,442 million yen, respectively.
Income tax expenses for the fiscal year ended March 31, 2025 included the impact of decreases in tax expense from the repayment of capital from a subsidiary and the dissolution of a subsidiary. The amounts of decreases were 48,373 million yen and 35,278 million yen, respectively.
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate for continuing operations is as follows:

	Fiscal year ended March 31
	2024	2025	2026

Statutory tax rate	31.5%	31.5%	31.5%

Non-deductible expenses	0.3	0.4	0.6

Income tax credits	(3.8)	(1.5)	(2.2)

Change in statutory tax rate	0.1	0.0	0.0

Change in unrecognized deferred tax assets	(2.5)	(5.7)	0.2

Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and affiliates	1.0	0.4	0.6

Foreign income tax differential	(5.6)	(6.5)	(4.6)

Recording or reversal of liabilities for uncertain tax positions	0.2	0.1	(0.5)

Controlled Foreign Company taxation in Japan	0.1	0.1	0.1

Other	0.5	0.4	0.1

Effective income tax rate	21.8%	19.2%	25.8%

Sony recognizes deferred tax assets, which include temporary differences, net operating losses and tax credits, to the extent that it is probable that taxable profit will be available against which the assets can be utilized. The realization of deferred tax assets is dependent upon the generation of future taxable income in the relevant tax jurisdiction.
In Japan, the Act for Partial Amendment of Income Tax Act, etc. (Act No. 13 of 2025) was promulgated on March 31, 2025, according to which the corporate tax rate will increase from the fiscal year beginning on or after April 1, 2026. As a result, the statutory tax rate from the fiscal year ending March 31, 2027 and thereafter will be approximately 32.3%.

The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2025
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other *1	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	77,541	2,270	(2)	567	-	1,015	81,391
Defined benefit liabilities	75,547	(475)	(4,550)	-	-	(7,549)	62,973
Amortization including content assets	19,619	8,903	-	-	-	(450)	28,072
Lease liabilities	135,730	10,457	-	-	-	(10,913)	135,274
Warranty reserves and accrued expenses	167,402	11,737	-	3	-	(4,370)	174,772
Inventories	48,807	(3,504)	-	-	-	1,174	46,477
Depreciation	41,603	(477)	-	-	-	(2,232)	38,894
Equity securities measured at FVPL	19,240	(9,781)	4,076	-	-	(669)	12,866
Debt securities measured at FVOCI	382,527	4,309	289,625	-	-	(100,198)	576,263
Tax credit carryforwards	57,646	4,219	-	57	-	(325)	61,597
Loss allowances	10,741	152	-	-	-	1,110	12,003
Impairment of investments	7,780	51,863	-	-	-	(5,435)	54,208
Deferred revenue	48,454	24,147	-	-	-	(1)	72,600
Research and development expenditures *2	75,323	26,992	-	-	-	(1,371)	100,944
Other *2	236,976	38,527	656	523	3,125	115,467	395,274

Total deferred tax assets	1,404,936	169,339	289,805	1,150	3,125	(14,747)	1,853,608

Deferred tax liabilities:
Insurance contract liabilities	(499,709)	(67,854)	(219,798)	-	-	67,524	(719,837)
Right-of-use assets	(113,240)	(8,529)	-	-	-	1,239	(120,530)
Equity securities measured at FVPL	(52,334)	(48,477)	-	-	-	660	(100,151)
Intangible assets acquired through stock exchange offerings	(23,949)	-	-	-	-	-	(23,949)
Intangible assets acquired through business combinations *3	(193,054)	15,287	-	(6,842)	-	2,322	(182,287)
Undistributed earnings of foreign subsidiaries and affiliates	(84,951)	(16,303)	19	-	-	2,009	(99,226)
Investment in M3, Inc.	(52,625)	(4,346)	-	-	-	-	(56,971)
Other *3	(51,948)	(60,669)	376	2,140	7	(56,507)	(166,601)

Total deferred tax liabilities	(1,071,810)	(190,891)	(219,403)	(4,702)	7	17,247	(1,469,552)

*1	“Other” includes exchange differences on translating foreign operations and others.
*2
“Research and development expenditures,” which were included within “Other” in the fiscal year ended March 31, 2025, have increased in materiality and have been reclassified and presented separately, starting from the fiscal year ended March 31, 2026. As a result of this change, “Research and development expenditures,” which were included within “Other” in the fiscal year ended March 31, 2025, have been reclassified.

*3
“Intangible assets acquired through business combinations,” which were included within “Other” in the fiscal year ended March 31, 2025, have increased in materiality and have been reclassified and presented separately, starting from the fiscal year ended March 31, 2026. As a result of this change, certain reclassifications have been made, the primary ones being as follows: “Intangible assets acquired through business combinations,” which were included within “Other” in the fiscal year ended March 31, 2025, have been reclassified; and “Intangible assets derived from EMI Music Publishing acquisition,” which were presented in the fiscal year ended March 31, 2025, have been reclassified and presented as “Intangible assets acquired through business combinations,” considering the nature of the adjustments.

	Yen in millions
	Fiscal year ended March 31, 2026
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other *1	Impact from loss of control of the Financial Services business *2	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	81,391	(11,007)	-	-	-	3,410	(47)	73,747
Defined benefit liabilities	62,973	11,676	(13,014)	-	-	492	(11,032)	51,095
Amortization including content assets	28,072	8,168	-	10	7,389	(8,358)	-	35,281
Lease liabilities	135,274	26,059	-	-	-	5,428	(16,510)	150,251
Warranty reserves and accrued expenses	174,772	25,869	-	299	-	8,530	(9,850)	199,620
Inventories	46,477	(2,914)	-	12	-	1,183	-	44,758
Depreciation	38,894	21,218	-	-	-	1,046	(1,961)	59,197
Equity securities measured at FVPL	12,866	-	6,514	-	-	8,650	(2,028)	26,002
Debt securities measured at FVOCI	576,263	-	-	-	-	-	(576,263)	-
Tax credit carryforwards	61,597	(19,815)	-	-	-	2,452	-	44,234
Loss allowances	12,003	401	-	124	-	915	(426)	13,017
Impairment of investments	54,208	(37,490)	-	-	-	(6,166)	(546)	10,006
Deferred revenue	72,600	(12,705)	-	(25)	-	4,631	-	64,501
Research and development expenditures	100,944	6,257	-	-	-	6,514	-	113,715
Other	395,274	(28,048)	331	950	712	(5,915)	(118,100)	245,204

Total deferred tax assets	1,853,608	(12,331)	(6,169)	1,370	8,101	22,812	(736,763)	1,130,628

Deferred tax liabilities:
Insurance contract liabilities	(719,837)	-	-	-	-	-	719,837	-
Right-of-use assets	(120,530)	(18,944)	-	-	-	(4,016)	16,839	(126,651)
Equity securities measured at FVPL	(100,151)	10,141	-	-	-	(6,446)	-	(96,456)
Intangible assets acquired through stock exchange offerings	(23,949)	(608)	-	-	-	-	-	(24,557)
Intangible assets acquired through business combinations	(182,287)	30,412	-	(14,936)	-	(13,367)	-	(180,178)
Undistributed earnings of foreign subsidiaries and affiliates	(99,226)	(7,161)	-	-	-	(7,878)	-	(114,265)
Investment in M3, Inc.	(56,971)	(5,328)	-	-	-	-	-	(62,299)
Other	(166,601)	(36,734)	1,684	(1,577)	-	21,302	5,113	(176,813)

Total deferred tax liabilities	(1,469,552)	(28,222)	1,684	(16,513)	-	(10,405)	741,789	(781,219)

*1	“Other” includes exchange differences on translating foreign operations and others.
*2	This includes the impact of the deconsolidation of the SFGI, which operates Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.

As of March 31, 2025 and 2026, based on the assessment of recoverability of deferred tax assets, Sony continued not to recognize the deferred tax assets at some entities in Japan, Sony Mobile Communications AB in Sweden, Sony Europe B.V. in the United Kingdom, certain subsidiaries in Brazil, and certain subsidiaries in other tax jurisdictions.
As of March 31, 2025 and 2026, the deductible temporary differences, operating loss carryforwards and tax credit carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Deductible temporary differences	131,442	247,701
Operating loss carryforwards	1,465,002	1,484,949
Tax credit carryforwards	12,139	13,247
As of March 31, 2025 and 2026, the expected expiration period of the operating loss carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Within 5 years	362,529	449,326
Over 5 years to 10 years	459,335	347,087
Over 10 years to 15 years	31,198	37,971
Over 15 years	16,575	28,794
No expiration period	595,365	621,771

Total	1,465,002	1,484,949

As of March 31, 2025 and 2026, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized was mostly within 5 years.
Deferred tax liabilities are not recognized on the taxable temporary differences for undistributed earnings of certain foreign subsidiaries and corporate joint ventures which are not expected to be remitted in the foreseeable future. As of March 31, 2025 and 2026, such taxable temporary differences amounted to 1,117,684 million yen and 1,221,573 million yen, respectively. The tax basis of these undistributed earnings was approximately 17,883 million yen and 19,545 million yen, respectively. In addition, deferred tax liabilities are not recognized on the taxable temporary differences in subsidiaries, including a gain of 61,544 million yen on a subsidiary’s sale of stock arising from the issuance of common stock of Sony Music Entertainment (Japan) Inc. in a public offering to third parties in November 1991 and the remeasurement gain on 116,939 million yen for the pre-owned
equity interest in EMI Music Publishing acquired in November 2018. Sony does not anticipate any significant tax consequences on the possible future disposition of these investments based on its tax planning strategies.
In addition, the deductible temporary differences arising from the translation adjustments for the foreign operations for which deferred tax assets are not recognized as of March 31, 2025 and 2026 amounted to 173,711 million yen and 197,149 million yen, respectively. The taxable temporary differences arising from the translation adjustments for the foreign operations for which deferred tax liabilities are not recognized as of March 31, 2025 and 2026 amounted to 1,047,225 million yen and 1,499,571 million yen, respectively.
Sony applies the “International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)” that the IASB issued in May 2023. Sony does not recognize or disclose deferred tax assets and deferred tax liabilities related to taxes arising from the taxation associated with the Pillar Two Model Rules, applying the temporary exemption provisions stipulated by the Amendments to IAS 12.
In Japan, the Act for Partial Amendment of Income Tax Act, etc. (Act No. 3 of 2023) to implement the global minimum tax in accordance with the Pillar Two Model Rules, was enacted on March 28, 2023. This new tax reform statute applies to Sony from the fiscal year ended March 31, 2025. Sony estimated and recognized corporate income tax expense arising from this global minimum tax based on the financial information available at the reporting date. The impact on the consolidated financial statements was not material.